Expense Example - FidelitySustainableLowDurationBondFund-AMCIZPRO - FidelitySustainableLowDurationBondFund-AMCIZPRO - Fidelity Sustainable Low Duration Bond Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A
Expense Example:
1 year	$ 195
3 years	292
5 years	398
10 years	708
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M
Expense Example:
1 year	193
3 years	286
5 years	387
10 years	684
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C
Expense Example:
1 year	230
3 years	406
5 years	702
10 years	1,316
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I
Expense Example:
1 year	26
3 years	93
5 years	170
10 years	396
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z
Expense Example:
1 year	20
3 years	74
5 years	134
10 years	$ 311